Impairment testing of non-financial assets - Narrative (Details) R$ in Thousands	12 Months Ended
Jun. 30, 2025 BRL (R$)
Impairment testing of non-financial assets
Recoverable amount of cash-generating unit, period	5 years
Colombia CGU
Impairment testing of non-financial assets
Impairment loss for goodwill	R$ 38,845
East CGU
Impairment testing of non-financial assets
Impairment loss for finite-lived intangible assets	47,869
South CGU
Impairment testing of non-financial assets
Impairment loss for finite-lived intangible assets	R$ 49,911